INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Raw materials	€ 96,900	€ 85,155
Semi-finished goods	94,619	91,119
Finished goods	269,098	243,777
Current inventories	460,617	420,051
Reconciliation of changes in other provisions [abstract]
At December 31, 2019	165,572
Provision	(48,053)
Use and other changes	(34,834)
At December 31, 2020	155,335	165,572
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
At December 31, 2019	83,673	73,426
Provision	21,155	14,512	€ 11,062
Use and other changes	(8,121)	(4,265)
At December 31, 2020	€ 96,707	€ 83,673	€ 73,426